Document and Entity Information	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	Bausch Health Companies Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-14956
Entity Tax Identification Number	98-0448205
Entity Address Address Line 1	2150 St. Elzéar Blvd. West
Entity Address City Or Town	Laval
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H7L 4A8
City Area Code	514
Local Phone Number	744-6792
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, No Par Value
Trading Symbol	BHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 29, 2023, Bausch Health Companies Inc. (the “Company”), filed a Current Report on Form 8-K (the “Original 8-K”) to announce that Bausch + Lomb Corporation (“Bausch + Lomb), a subsidiary of the Company, completed the acquisition (the “Acquisition”) of XIIDRA® (lifitegrast ophthalmic solution) and certain other ophthalmology assets (collectively, the “Acquired Assets”) pursuant to the terms and conditions of that certain Stock and Asset Purchase Agreement (as amended, modified or supplemented, the “Agreement”) dated as of June 30, 2023, by and among Bausch + Lomb Ireland Limited (“Buyer”), a wholly owned subsidiary of Bausch + Lomb, Novartis Pharma AG, Novartis Finance Corporation (together with Novartis Pharma AG, “Novartis”) and, solely for purposes of guaranteeing certain obligations of Buyer under the Agreement, Bausch + Lomb.This amendment to the Original 8-K is being filed for the purpose of satisfying the Company’s obligation to file the financial statements and pro forma financial information relating to the Acquired Assets pursuant to Item 9.01 of Form 8-K, and this amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.
Entity Central Index Key	0000885590